Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 30, 2012
Bridges Investment Fund, Inc. (Prospectus Summary) | Bridges Investment Fund, Inc.
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Bridges Investment Fund, Inc. (the "Fund") seeks long-term capital appreciation,
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	with a secondary objective of generating a modest amount of current income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance. During the most recent fiscal year, the Fund's
		portfolio turnover rate was 26.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.60%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Net Expenses to Average Net Assets included in the "Financial Highlights" section of the statutory prospectus which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The
Example also assumes that your investment has a 5% return each year and that the
		Fund's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objectives by investing primarily in a diversified portfolio of common stocks, which Fund management believes offers the potential for increased earnings and dividends over time. Normally, such equity securities will represent 60% or more of the Fund's net assets.

The equity investment approach of Bridges Investment Management, Inc.
("BIM" or the "Adviser") emphasizes owning companies in the Fund which it believes offer the best potential for above-average, long-term capital appreciation. The Adviser's equity investment process focuses on identifying companies which have accelerating revenues, earnings growth, strong dividend growth potential, free cash flow growth, expanding margins and strong balance sheets. Market capitalization or company size is a result of this investment approach rather than an active investment consideration. Historically, the Fund has primarily owned securities in larger companies, although at any time, the Fund may own securities in small, medium, or large size companies.
The Fund may also invest in common stocks which the Adviser believes may be cyclically depressed or undervalued, and therefore, may offer potential for capital appreciation.

In pursuing these principal investment objectives, the Fund may invest up to 15%
of its total assets in U.S. dollar-denominated securities of foreign issuers traded on U.S. exchanges, and up to 20% of its total assets in American
Depositary Receipts ("ADRs") traded on U.S. exchanges or in the U.S.
over-the-counter market.

In addition, to generate current income, as part of its principal strategy, the Fund may acquire investment grade corporate bonds, debentures,
U.S. Treasury bonds and notes, and preferred stocks. Historically, such fixed income securities have not constituted more than 40% of the market value of the Fund's portfolio. Two considerations drive the Adviser's maturity strategy with respect to fixed income securities. First, the Adviser will generally manage the weighted average life of the Fund's fixed income portfolio given its perception of where value lies at any point in time on the yield curve. Second, the Adviser will manage the weighted average life of the Fund's fixed income portfolio based on its intermediate to longer-term outlook for interest rates at any point in time.

The allocation of Fund investments among common stocks and other equity securities and bonds and other debt securities (including U.S. Treasury securities) is based on the Adviser's judgments about the potential returns and risks of each class. The Adviser considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest levels and trends, and fundamental factors (such as price/earnings
		ratios or growth rates) of individual companies in which the Fund invests.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk, Narrative	rr_RiskNarrativeTextBlock	The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund.
The following risks could affect the value of your investment:

Market Risk: The prices of the stocks in which the Fund invests may decline for a number of reasons such as changing economic, political or market conditions. The price declines may be steep, sudden and/or prolonged.

Interest Rate Risk: The market value of bonds and other debt securities generally declines when interest rates rise. This risk is greater for bonds with longer maturities.

Credit Risk: The risk of investments in bonds and debt securities whose issuers may not able to make interest and principal payments. In turn, issuers' inability to make payments may lower the credit quality of the security and lead to greater volatility in the price of the security.

Asset Allocation Risk: The risk that asset allocation to a particular strategy does not reflect actual market movement or the effect of economic conditions. The Fund's performance may be affected by the Adviser's ability to anticipate correctly the relative potential returns and risks of the types of assets in which the Fund invests.

Small and Medium Capitalization Risk: Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

Foreign Securities and ADR Risk: Investing in foreign issuer securities and
ADRs may involve risks in addition to the risks in domestic investments, including less regulatory oversight and less publicly-available information, less stable governments and economies, and non-uniform accounting, auditing
		and financial reporting standards.
Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance:
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, as well as indices that reflect the market sectors in which the Fund invests. The Fund's past performance (before and after taxes) is not necessarily an indication of how
		the Fund will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, as well as indices that reflect the market sectors in which the Fund invests.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Return for the Calendar Years Ended December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock	The Fund's highest and lowest returns for a calendar quarter during the 10 year period shown on the bar chart are a return of 21.26% for the quarter ended June
		30, 2003, and -23.33% for the quarter ended December 31, 2008.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts ("IRAs"). In certain cases, the
"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the
		investor.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Bridges Investment Fund, Inc. (Prospectus Summary) | Bridges Investment Fund, Inc. | Russell 1000 ® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.60%
Bridges Investment Fund, Inc. (Prospectus Summary) | Bridges Investment Fund, Inc. | Barclays Capital U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.78%
Bridges Investment Fund, Inc. (Prospectus Summary) | Bridges Investment Fund, Inc. | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Bridges Investment Fund, Inc. (Prospectus Summary) | Bridges Investment Fund, Inc. | Bridges Investment Fund, Inc.
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) on Reinvested Dividends and other Distributions	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
Annual Return 2002	rr_AnnualReturn2002	(25.14%)
Annual Return 2003	rr_AnnualReturn2003	35.83%
Annual Return 2004	rr_AnnualReturn2004	8.36%
Annual Return 2005	rr_AnnualReturn2005	5.99%
Annual Return 2006	rr_AnnualReturn2006	1.96%
Annual Return 2007	rr_AnnualReturn2007	4.72%
Annual Return 2008	rr_AnnualReturn2008	(35.47%)
Annual Return 2009	rr_AnnualReturn2009	34.61%
Annual Return 2010	rr_AnnualReturn2010	11.50%
Annual Return 2011	rr_AnnualReturn2011	0.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.33%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.97%
Bridges Investment Fund, Inc. (Prospectus Summary) | Bridges Investment Fund, Inc. | Bridges Investment Fund, Inc. | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.71%
Bridges Investment Fund, Inc. (Prospectus Summary) | Bridges Investment Fund, Inc. | Bridges Investment Fund, Inc. | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.64%

[1]	"Other Expenses" includes Acquired Fund Fees and Expenses, which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Net Expenses to Average Net Assets included in the "Financial Highlights" section of the statutory prospectus which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.